[ING LETTERHEAD]

April 22, 2008

Ellen J. Sazzman Senior Counsel Office of Insurance Products United States Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549-4644

Re:	Separate Account NY-B of ReliaStar Life Insurance Company of New York
Initial Registration Statement on Form N-4
File Nos. 333-145826 and 811-7935

Dear Ms. Sazzman:

This filing is on behalf of ReliaStar Life Insurance Company of New York and its Separate
Account NY-B. We are making this filing, Pre-Effective Amendment No. 1 to the
Registration Statement on Form N-4 to reflect changes in response to your written comments of October 30, 2007.

Please recall with regard to the disclosure about the ING LifePay Plus riders (our lifetime withdrawal benefits), concurrently with this filing, we had filed a post-effective amendment with the same disclosure that was also subject to Staff review (File Nos. 333-
85618, 811-07935). The ING LifePay Plus riders herein are one and the same, and the disclosure in this filing is the same as that contained in the referenced registration statement. Accordingly, all changes as a result of Staff comments on that filing, as filed on
December 12, 2007, are reflected in this filing and responsive to your written comments.

This letter responds to each comment directly. Below, each comment is set forth followed by our response. The page numbers cited refer to those of the original filing. At the end of this letter are our Tandy representations.

1. Separate Account Annual Charges Table (pp. 1-2)

Please revise the table to clarify the base on which the mortality and expense risk charge and the administrative charge are assessed, i.e., please clarify the meaning of the phrase “average contract value” as used in footnote 1 to this table.

Response: We revised footnote 1 to clarify that the base is average daily assets in each subaccount.

Ellen J. Sazzman, Esq. April 22, 2008 Page 2 of 19

2.	Optional Rider Charges Table (pp. 2-3)

	a.	Footnote 1 to the heading of the Optional Rider Charges Table states (at page 3)
that the rider charges are expressed as a percentage of contract value. However, the charges for the Minimum Guaranteed Income Benefit rider (MGIB) and the
ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider (ING
LifePay Plus) are not expressed as a percentage of contract value. Please resolve this apparent discrepancy.

Response: We revised footnote 1 to clarify that the basis for an optional rider’s charge depends on the rider, sometimes a charge base, benefit base or contract value.

	b.	Please put the maximum annual charge for all Optional Charges (at page 2)
before the current charge.

Response: We reordered the maximum and current charges accordingly.

	c.	Please provide staff with the release number for the order permitting recapture of the Premium Credit as described in both tables of footnote 2 on page 3.
Please confirm to staff that the combined surrender charge and premium credit deduction will never exceed 9% of purchase payments. See 12 C.F.R. § 270.6c-8.
Please explain to staff how the Registrant will ensure that the total sales load will not exceed 9% of purchase payments. Please describe what
“circumstances” are referred to in footnote 2.

Response: The release number for the order is IC-27420. We confirm that the surrender charge will not exceed 9% of purchase payments. We do not deduct sales charges on premium credits. The premium credit deduction applies in the event of a surrender or withdrawal. For each premium payment, the portion of the premium credit subject to recapture is the total premium credit amount attributable to that premium payment multiplied by the percentage of the corresponding premium payment withdrawn. The dollar amount of the premium credit recaptured is the portion of the premium credit subject to recapture multiplied by the applicable recapture percentage.

	d.	Please move the bonus recapture schedule out of footnote 2 and into the body of the prospectus, and create a third column that reflects the actual bonus recovered (e.g., 4% to zero in the case of the longer surrender charge, and 2% to zero in the case of the shorter surrender charge).

Response: We revised the disclosure to include the recapture schedule in the fee table rather than a footnote. Also, we revised the recapture schedule to include a third column reflecting the recapture as a percentage of premiums withdrawn.

Ellen J. Sazzman, Esq. April 22, 2008 Page 3 of 19

e.	In the expense table for MGIB, please clarify whether the .75% charge in the first column is the maximum charge. If it is not, please disclose the maximum charge and list that charge before the current charge for the rider.

Response: We reordered the maximum and current charges. The maximum charge of 1.50% of the MGIB Benefit Base is now disclosed first, followed by the current charge of 0.75% of the MGIB Benefit Base.

f.	Please summarize the differences between the MGIB Rollup Base and the
MGIB Ratchet Base in footnote 4.

Response: These calculations have a number of variables that we believe do not lend themselves well to summary in a footnote. We revised footnote 4 to enhance the existing cross reference to clarify where later in the prospectus these calculations are detailed.

g.	Please give a brief description of the ING LifePay Plus Base in footnotes 5 and
6 to the table.

Response: We revised footnotes 5 and 6 to clarify how the ING LifePay Plus is calculated depending on when the rider is elected.

h.	In the expense tables for both ING LifePay Plus and ING Joint LifePay Plus (at
pp. 2-3), please clarify whether the charge in the first column is the maximum charge or the current charge. If it is the current charge, please list that charge after the maximum charge.

Response: We reordered the maximum and current charges. The maximum charges of 2.00% of the ING LifePay Plus Base and 2.50% of the ING Joint
LifePay Plus Base is now disclosed first, followed by the current charges of
0.60% of the ING LifePay Plus Base and 0.85% of the ING Joint LifePay Plus
Base for the ING LifePay Plus and the ING Joint LifePay Plus, respectively.

i.	In the expense tables for ING LifePay Plus and for ING Joint LifePay Plus, please disclose when the increased charge for the Reset option would be imposed.

Response: We revised the headings for each of these tables in as much as reset is automatic with these riders. We also revised footnotes 5 and 6 to clarify that the current charge is guaranteed for the first five contract years. So the charge may (or may not, as opposed to will) increase after the first five contract years, subject to the maximum annual charge.

Ellen J. Sazzman, Esq. April 22, 2008 Page 4 of 19

j.	Please consider adding a heading on p. 4 to clarify that the following tables
(on pp. 5-6) reflect annual charges for various combinations of riders in order to arrive at a total maximum charge. Please also explain to staff why the charge used for the Premium Credit rider is the lower charge for a contract with the optional surrender charge schedule.

Response: We revised the heading, now: Total Annual Charges – Contract and
Riders. The table is designed to reflect the total annual charges for the contract and most expensive combination of riders possible. The charge for the premium credit depends on the surrender charge schedule. The standard surrender charge is contractual, and then there is an optional surrender charge schedule available by rider for an additional charge. We used the charge for the
Premium Credit rider with the Optional Surrender Charge Schedule rider albeit lower because the combined charge for these two riders is more than the charge for the Premium Credit rider with the contract’s standard surrender charge schedule.

3.		Example (pp. 6-9)

Please confirm to staff that the examples do not include any fee waivers or reimbursements. Please also confirm that the payment of the premium credits is not reflected in the examples. Please describe more specifically the combination of death benefits and riders used to obtain the most expensive maximum charges to be reflected in the example. See Form N-1A, Item 3, Instruction 21.

Response: The examples do not include any fee waivers or reimbursements. We revised the example to clarify exclusion of the Premium Credit rider and its charge.
We also revised the example to clarify that the maximum costs reflected are for the
Annual Ratchet Enhanced Death Benefit and the ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit.

4.		Trusts and Funds (p. 14)

	a.	The disclosure at page 14 identifies certain funds as Master-Feeder funds.
Please explain that term the first time it is used.

Response: Under “The Trusts and Funds,” we revised the first sentence of the second paragraph to explain the term. We also provided clarification about the
LifeStyle Funds.

	b.	The disclosure at page 14 also describes certain funds as funds of funds. Please clarify in this section or on page 9 whether any underlying funds pay 12b-1 fees to ReliaStar Life Insurance Company of New York or its affiliates.

Ellen J. Sazzman, Esq. April 22, 2008 Page 5 of 19

Response: We revised the disclosure to clarify that affiliated funds in a funds of funds construct do not pay 12b-1 fees to ReliaStar Life Insurance Company of New York or its affiliates. This clarification now appears in the penultimate paragraph under the “Charges and Fees – Trust and Fund Expenses.”

5.	Charges and Fees (pp. 18-26)

	a.	Although the disclosure at the top of p. 19 states that the surrender charge is deducted from the remaining contract value, the disclosure also implies that the amount of the surrender charge is included in the amount withdrawn and is also subject to a surrender charge. Please clarify how the surrender charge is imposed.

Response: We revised the disclosure to clarify that the surrender charge is based on the amount requested for withdrawal and deducted from the remaining contract value.

	b.	With respect to the Mortality and Expense Risk Charge (at page 22), please describe the death benefit options (listed on page 23) more specifically or give a reference to descriptions of those packages later in the prospectus.

Response: We revised the disclosure to identify the Standard Death Benefit and Annual Ratchet Death Benefit option and include a cross reference to where more information can be found later in the prospectus.

	c.	Please put the description of how the asset-based administrative charge is deducted (at page 23) into plain English.

Response: We revised the disclosure to clarify that the asset-based administrative charge is deducted from subaccount assets on each business day.

	d.	Please put the first two sentences in the Optional Rider Charges paragraph
(at the top of page 24) into plain English.

Response: We revised the first two sentences to clarify that some features and benefits are available by rider for an additional charge, but that availability is subject to state approval and sometimes broker/dealer approval.

	e.	Please disclose (on page 24) the base upon which the annual percentage charge for the Optional Surrender Charge Schedule rider is assessed.

Response: We revised the disclosure to clarify that the base is the subaccount allocations.

Ellen J. Sazzman, Esq. April 22, 2008 Page 6 of 19

f.	Please disclose (on page 24) the base upon which the annual percentage charge for the Premium Credit Rider is assessed.

Response: We revised the disclosure to clarify that the base is the subaccount allocations.

g.	The maximum annual charge for the MGIB is described on page 24 as 1.50% of the MGIB Benefit Base. Please disclose this maximum annual charge in the fee table on page 2.

Response: The maximum annual charge is disclosed in the fee table.

h.	Please briefly describe the ING LifePay Plus Base (at page 25) or at least give a reference to where such description can be found later in the registration statement. Please clarify when the ING LifePay Plus rider charge ends, i.e., what is meant by the phrase “through the date your rider enters either the
Automatic Periodic Benefit Status ” Please make these same changes to the
ING Joint LifePay Plus charges paragraph on page 25.

Response: The disclosure has a cross reference to where more information can be found later in the prospectus. We revised the disclosure to clarify that the charge ends and is pro-rated when the rider enters either Automatic Periodic
Benefit Status or Lifetime Automatic Periodic Benefit Status. We made conforming changes to the disclosure about the charge for ING Joint LifePay
Plus.

6.	Change of Contract Owner or Beneficiary (p. 33)

Please clarify the consequences of a change in ownership to the death benefit as discussed in the first two sentences of the second paragraph of this section.

Response: We revised the disclosure to clarify that the amount of the death benefit will be unchanged.

7.	Additional Credit to Premium (pp. 38-39)

a. Please highlight the difference in the percentage of premium credited during the first contract year for the two variations of the premium credit rider that is described in the first paragraph of this section (at the top of page 38) inasmuch as this feature only appears to be disclosed in this section of the prospectus.

Response: We revised the disclosure to clarify that the premium credit is 4%
with the contract’s standard surrender charge schedule and 2% with the optional surrender charge schedule rider.

Ellen J. Sazzman, Esq. April 22, 2008 Page 7 of 19

b.	Please put the first full sentence on page 39 into plain English, e.g., should the last phrase read “premium credit credited.”

Response: We revised the disclosure to clarify that the premium credit is deducted, but the contract owner will retain any gains and bear any losses attributable to the premium credit.

c.	The third paragraph of this section on page 39 discusses deduction of premium credit upon exercise of the free look in light of applicable state law. Please explain supplementally to staff if this product will be sold only in the state of
New York and if so please make the disclosure specific to that state. Please also see Comment 25 below concerning exercise of the free look when the registrant moves funds to a money market during the free look period.

Response: We revised the disclosure to clarify the requirement under New
York law since the product will only be sold in New York. We also revised the later disclosure under “Other Contract Provisions – Free Look” in response to your comment about the contract owner’s right to refund of the greater of contract value (without surrender charge) and the original amount of the premium payment in the event we were require the contract value to be allocated to a money market during the free look period. Currently, we have no such requirement.

8.	Contract Value (p. 40)
Please explain to staff where the term “contract date” is explained in the prospectus.
Response: Under the heading “The Annuity Contract,” contract date is explained in the third paragraph. This explanation is preceded by the subheading “Contract
Date and Contract Year.”
9.	Cancellation of the MGIB Rider (p. 53)
Please qualify the last sentence in the No Cancellation paragraph to be consistent with the conditions for cancellation listed in the previous sentence.
Response: We revised the disclosure to clarify that the preceding actions will cause the MGIB rider to be cancelled.
10.	ING LifePay Plus (pp.55-67)
a. Please clarify or explain supplementally (at page 55) to staff when the rider may be elected after contract issue.

Ellen J. Sazzman, Esq. April 22, 2008 Page 8 of 19

Response: We revised the disclosure to clarify that the ING LifePay Plus rider may be added to an existing contract at any time.

b.	This section appears to be lacking an introductory paragraph (at page 56) that explains the relationship of the four potential statuses of this rider during the
Withdrawal Phase and that has been included in the disclosure describing earlier versions of this rider. For example, see the deleted language on page 57.
Please clarify the disclosure for ING LifePay Plus accordingly.

Response: We revised the disclosure to include the introductory paragraph about four statuses.

c.	In the Lifetime Guaranteed Withdrawal Status section on page 56, please disclose whether automatic reset into Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal and if so, please give an example. Please clarify the sentence that states declining the change “will also apply to all future resets ” See also same language at the bottom of p. 62.
Please also clarify the last sentence in this paragraph (i.e., whether you are in
Lifetime Guaranteed Withdrawal Status or some unnamed alternative status).
Please also disclose that declining reset into the Lifetime Guaranteed
Withdrawal Status will leave the rider in Guaranteed Withdrawal Status.

Response: We revised the disclosure under Guaranteed Withdrawal Status to clarify that the Guaranteed Withdrawal Status will end with automatic reset into the Lifetime Guaranteed Withdrawal Status. We also added the disclosure about the possibility of the Maximum Annual Withdrawal being less and added an example in the appendix. We clarified that by declining the automatic reset, the rider will continue in Guaranteed Withdrawal Status without another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal
Status.

d.	Please disclose the “impacts” of going from Guaranteed Withdrawal Status to
Lifetime Guaranteed Withdrawal Status. Also please revise the description of
Guaranteed Withdrawal Status to note that an owner in Guaranteed Withdrawal
Status can go to the Lifetime Guaranteed Withdrawal Status (presumably after age 59-1/2).

Response: We revised the disclosure to clarify the impact of not automatically resetting into the Lifetime Guaranteed Withdrawal Status. When contract value is reduced to zero (other than by a withdrawal in excess of the Maximum
Annual Withdrawal Amount), the rider’s status would change to Automatic
Periodic Benefit Status, at which time payments are made only until the ING
LifePay Plus Base is reduced to zero. By contrast, the rider’s status changing from Lifetime Guaranteed Withdrawal Status to Lifetime Automatic Periodic
Benefit Status would result in payments continuing until the annuitant’s death.

Ellen J. Sazzman, Esq. April 22, 2008 Page 9 of 19

We revised the disclosure to clarify that for Contracts in Guaranteed
Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset.

e.	Please clarify (at pp. 56, 61) whether the rider’s status can change to either the
Guaranteed Withdrawal Status or the Lifetime Guaranteed Withdrawal Status in
the event that the contract value is reduced to zero due to poor market performance.

Response: We revised the disclosure to clarify when contract value is reduced to zero due to poor market performance, the rider’s status will change from
Guaranteed Withdrawal Status to Automatic Periodic Benefit Status or Lifetime
Guaranteed Withdrawal Status to Lifetime Automatic Periodic Benefit Status,
respectively.

f.	Please disclose (at pp. 56, 61) how the ING LifePay Plus impacts death benefits once the rider’s status changes to either the Guaranteed Withdrawal Status or the Lifetime Guaranteed Withdrawal Status.

Response: We revised the disclosure to clarify that the Contract will provide no further benefits, including death benefits, in the event the rider’s status changes to from Guaranteed Withdrawal Status to Automatic Periodic Benefit
Status or Lifetime Guaranteed Withdrawal Status to Lifetime Automatic
Periodic Benefit Status.

g.	Please prominently disclose what happens if contract value is reduced to zero by withdrawals in excess of the Maximum Annual Withdrawal. For example, disclose if the contract and rider will terminate without value. Please also disclose if such an event precludes the rider from entering certain statuses prerequisite to receiving additional benefits.

Response: We revised the disclosure to clarify that both the contract and rider will terminate without value by a withdrawal in excess of the Maximum Annual
Withdrawal reducing the contract value to zero.

h.	Please explain to staff what is intended by the one sentence paragraph at the middle of p. 58 concerning the impact of the ING LifePay Plus Base on the calculation of annuity payments or withdrawal benefits.

Response: We revised the disclosure to clarify that the LifePay Plus Base cannot be annuitized, and that the rider cannot be surrendered for the ING
LifePay Plus Base.

Ellen J. Sazzman, Esq. April 22, 2008 Page 10 of 19

i.	Please clarify supplementally whether the exclusion of bonuses from the calculation of the LifePay Plus Base also excludes the investment experience associated with those bonuses.

Response: The premium credit only is excluded from the ING LifePay Plus
Base, but only premium credits applied during the preceding 36 months, and not the investment experience attributable to any premium credits.

j.	Please clarify (at the bottom of page 59) whether the Maximum Annual
Withdrawal Amount is subject to change. Please explain to staff why the language addressing this issue has been deleted. Please put the description of how the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by excess withdrawals into plain English.

Response: We revised the disclosure to clarify that the Maximum Annual
Withdrawal is subject to change depending on the extent of the contract owner’s withdrawals. The amount of any withdrawals in a contract year that do not exceed the Maximum Annual Withdrawal will not reduce the Maximum
Annual Withdrawal. Withdrawals in excess of the Maximum Annual
Withdrawal will reduce the Maximum Annual Withdrawal – in the same proportion as the contract value is reduced by the amount of the excess withdrawal. With excess withdrawals, we clarified that premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of the contract owner’s withdrawals in a contract year exceeds the Maximum Annual Withdrawal. But that in the event the Maximum
Annual Withdrawal is subject to a pro-rata reduction, the amount by which the
Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges.

k.	The prospectus at page 60, paragraph 1, describes the reduction of the
Maximum Annual Withdrawal in the same proportion as the contract value is reduced by the amount of the excess withdrawal. Appendix D, Illustrations 1, 2
(at page D2) use the term Account Value. Please resolve this discrepancy.
Illustration 1 uses Account Value before any withdrawal for purposes of the calculation. Illustration 2 uses Account Value after subtracting a portion of the withdrawal (not in excess). Please explain to staff and clarify the difference in the calculations. Please add an example to Illustration 4 (at page D4) that shows what happens when the contractowner’s withdrawal exceeds the
Additional Withdrawal Amount. Please add an example to Illustration 4 (reset)
to show what happens when contract value decreases.

Response: We revised the references to account value in the appendix to resolve the discrepancy. Contract value is reduced by an excess withdrawal.
Moreover, we revised Illustration 2 so that both Illustration 1 and Illustration 2 start with a contract value of $50,000 before the withdrawal. The difference

Ellen J. Sazzman, Esq. April 22, 2008 Page 11 of 19

between these illustrations is the calculation in Illustration 1 includes surrender charges while the calculation in Illustration 2 is without surrender charges. We also added the requested examples. See new Illustration 7, showing a withdrawal that exceeds the Maximum Annual Withdrawal and the Additional
Withdrawal Amount, and new Illustration 8, showing the adjustment to the
Maximum Annual Withdrawal for a withdrawal in excess of the Maximum
Annual Withdrawal when contract value decreases.

l.	Please clarify in the discussion of Required Minimum Distributions (RMDs)
(at pp. 60-61) for the following:

	i.	In the first paragraph of this section please clarify whether withdrawals to satisfy RMD rules will start the withdrawal phase as described on pp. 56-
57. If so, how is paragraph 7 (which states that the contract can be in the
Growth Phase when RMDs are being deducted and the Additional
Withdrawal Amount is determined) consistent with this introductory language.

Response: We revised the disclosure to clarify that withdrawals to satisfy the RMD rules will begin the Withdrawal Phase if the Withdrawal Phase has not already started. We also revised the numbered paragraphs to alleviate any confusion in this regard.

	ii.	In paragraph 4), please clarify for how many years the Additional
Withdrawal Amount may be carried over and whether the Additional
Withdrawal Amount for the previous calendar year must be unused.
Please explicitly state somewhere in this paragraph that any unused amount of the Additional Withdrawal Amount carries over into the next calendar year. Also, clarify that by previous Additional Withdrawal
Amounts, the Registrant means those that have not yet been taken.

Response: We revised numbered paragraph 4 to clarify that any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.

	iii.	Please clarify in paragraph 5) that withdrawals that exceed both the
Maximum Annual Withdrawal and all available Additional Withdrawal
Amounts are excess withdrawals.

Response: We revised numbered paragraph 5, now numbered paragraph
3, to clarify that withdrawals exceeding both the Maximum Annual
Withdrawal and all available Additional Withdrawal Amounts will be deemed excess withdrawals.

Ellen J. Sazzman, Esq. April 22, 2008 Page 12 of 19

iv.	Please provide examples of how the Additional Withdrawal Amounts work where RMDs are calculated on a calendar year and Maximum
Annual Withdrawals are calculated on a contract year. In the alternative, consider revising this section to note that amounts taken in satisfaction of
RMD requirements will not be deemed excess withdrawals.

Response: Please see Illustration 3 and new Illustration 4.

m. In the discussion of Automatic Periodic Benefit Status (at page 61), please clarify whether the contractowner may continue to make withdrawals. Please also clarify how entering Automatic Period Benefit Status affects death benefits. Please clarify if, when the rider enters this status, net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, whether the Registrant will pay the contractowner the difference. Please also disclose at the beginning of this section the consequences of contract value being reduced to zero by a withdrawal in excess of the Maximum Annual
Withdrawal.

Response: We revised the disclosure to clarify that the contract owner is no longer entitled to make withdrawals once the rider enters Automatic Periodic
Benefit Status. Instead, the contract owner will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. We revised the disclosure to clarify that in Automatic Periodic Benefit Status, the contract will provide no further benefits, including death benefits. Also, we revised the disclosure to clarify that in the event net withdrawals to date are less than the Maximum Annual Withdrawal for that year, we will pay the contract owner the difference immediately. Finally, at the beginning of this section, we revised the disclosure to clarify that if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in the earlier “Determination of the Maximum Annual Withdrawal” section.

n.	In the discussion of Lifetime Automatic Periodic Benefit Status (at pp. 61-62),
please clarify whether the contractowner may continue to make withdrawals.
Please also clarify how entering Lifetime Automatic Period Benefit Status affects death benefits. Please clarify if, when the rider enters this status, net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, whether the Registrant will pay the contractowner the difference.
Please also clarify the last two sentences of the second full paragraph on page 62,
i.e., whether two different points regarding termination of the contract and this status are being made. Please also explain to staff why the phrase “without value” has been deleted from this paragraph.

Response: We revised the disclosure to clarify that the contract owner is no longer entitled to make withdrawals once the rider enters Automatic Periodic

Ellen J. Sazzman, Esq. April 22, 2008 Page 13 of 19

Benefit Status. Instead, the contract owner will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. We revised the disclosure to clarify that in Lifetime Automatic Periodic Benefit
Status, the contract will provide no further benefits, including death benefits.
Also, we revised the disclosure to clarify that in the event net withdrawals to date are less than the Maximum Annual Withdrawal for that year, we will pay the contract owner the difference immediately. Finally we revised the last two sentences to clarify that the rider will remain in Lifetime Automatic Periodic
Benefit Status and the payments will continue until the death of the annuitant, at which time both the rider and the Contract will terminate without value.

o.	In the discussion of investment option restrictions on page 63, please explain to staff why the language concerning the rationale for the restrictions and the requirement for the allocation regardless of contractowner instructions has been deleted.

Response: We revised the disclosure to clarify that we have investment option restrictions to mitigate the insurance risk inherent in our guarantees, and that we require this allocation regardless of your investment instructions to the
Contract.

p.	In the paragraph discussing Fixed Allocation Funds Automatic Rebalancing at the top of page 64, please clarify in the first sentence that the rebalancing will occur if less than 20% of the total contract value is allocated to both the Fixed
Allocation Fund and Other Funds. Please also revise the second to the last sentence in this paragraph to clarify that any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds. Please also disclose how contractowners will be notified that Fixed Allocation Funds Automatic
Rebalancing has occurred.

Response: We revised the disclosure to clarify in the first sentence that rebalancing will occur if less than 20% of the total contract value is allocated to both the Fixed Allocation Fund and Other Funds. We revised the penultimate sentence of the paragraph to clarify that any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds. Finally, we revised disclosure to clarify that contract owners will be notified by a confirmation statement.

q.	In the Death of Owner or Annuitant paragraph, please put the first sentence into plain English and add the phrase “the date” at the appropriate point.

Response: We revised the disclosure to clarify that the rider and charges terminate on the date of death of the owner, or the annuitant if there is a non-
natural owner.

Ellen J. Sazzman, Esq. April 22, 2008 Page 14 of 19

r.	Please clarify whether loans are permitted on contracts with ING LifePay Plus.

Response: We revised the disclosure to clarify that no loans are permitted on
Contracts with the ING LifePay Plus rider.

s.	Please revise the disclosure for ING Joint LifePay Plus consistent with changes made to this section.

Response: We made conforming changes to the disclosure about the charge for ING Joint LifePay Plus.

11.		Systematic Withdrawals (p. 82)

Please clarify in this section whether systematic withdrawals can cause a contract with ING LifePay Plus to enter the Withdrawal Phase.

Response: We revised the disclosure to clarify that systematic withdrawals will cause the ING LifePay Plus rider to enter the Withdrawal Phase.

12.		Excessive Trading Policy (p. 89)

Please disclose or at least explain supplementally to staff how the Registrant will determine whether Electronic Trading Privileges will be restored after a six month suspension period with no additional violations.

Response: Restoration of electronic trading privileges is automated on our administrative system. The date the suspension period is to expire is input at the time of suspension so our administrative system knows when to restore electronic trading privileges.

13.		Death Benefit Choices (pp. 93-96)

	a.	Please explain supplementally to staff under what circumstances the Registrant will not pay death benefit proceeds within seven days after notification of death as stated in the first paragraph on page 94.

Response: Our policy is to process good order death benefit claims immediately upon receipt and pay the proceeds within seven days.

	b.	Please disclose in this section (at page 94, third paragraph) how the ING
LifePay Plus riders affect the death benefit.

Response: We revised the disclosure to clarify that the ING LifePay Plus rider may affect the death benefit in that some death benefit components are subject to a pro-rata adjustment for any withdrawals.

Ellen J. Sazzman, Esq. April 22, 2008 Page 15 of 19

c.	In the description of Base Death Benefit (on page 94), please define the terms
“contract value” and “cash surrender value” particularly since those terms do not appear to be defined elsewhere in the prospectus.

Response: These terms are defined earlier in the prospectus. We revised the disclosure to include a cross reference clarifying where earlier in the prospectus these terms are defined.

d.	Please put the description of the Standard Death Benefit (on pp. 94-95) into plain English. It is not clear how the disclosure of the benefit at the bottom of page 94 relates to the disclosure at the top of page 95. Please also define the term Standard Minimum Guaranteed Death Benefit.

Response: We revised the disclosure to clarify that the Standard MGDB equals total premium payments plus any premium credits applied, reduced pro-
rata for any withdrawals.

e.	Please consistently describe the Annual Ratchet Enhanced Death Benefit as either the Enhanced Death Benefit or by some other name.

Response: We revised the disclosure to conform references to the Annual
Ratchet Enhanced Death Benefit option.

f.	Please put the description of the Annual Ratchet Enhanced Death Benefit into plain English. For example, how does the disclosure following paragraph 2) on page 95 relate to the preceding formula. Please define Annual Ratchet
Minimum Guaranteed Death Benefit or clarify that the language following paragraph 2) describes that term. Please explain how new premiums affect the benefit. Please clarify what is meant by the term credit in the last sentence of this paragraph.

Response: We revised the disclosure to clarify that the Annual Ratchet MGDB equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, increased for new premiums, plus any premium credits applied, and reduced pro-rata for withdrawals. Also, we revised the last sentence of the paragraph to clarify that on the contract date, the Annual
Ratchet Enhanced Death Benefit option equals the initial premium plus any premium credits applied.

g.	In the paragraph addressing death benefit during the income phase on page 96, please clarify the phrase “certain benefit remaining under the annuity.”

Response: We revised the paragraph to clarify that if any contract owner or the annuitant dies after the annuity start date, we will continue to make payments,

Ellen J. Sazzman, Esq. April 22, 2008 Page 16 of 19

but to the beneficiary, for the duration remaining of any fixed period or period certain portion of your selected annuity option.

h.	In the section addressing spousal continuation after death (at page 96, last paragraph), the disclosure states for death of an owner within the first contract year, any subsequent surrender or withdrawals and subsequent premium payments made during the first contract year will be subject to the premium credit deduction schedule. Please provide staff with the release number and section of the order permitting recapture of the Premium Credit as described.

Response: The release number for the order permitting recapture is IC-27420.

i.	Please clarify in the first sentence of the first paragraph at the top of page 97 addressing continuation after death by a non-spouse that the contractowner may defer payment of the death benefit. Please also clarify whether and how a non-
spouse can actually continue the contract. Please clarify the third paragraph of this section that states that the death benefit will terminate.

Response: We revised the disclosure to clarify that the beneficiary or surviving joint owner who is not the spouse of the deceased owner may not continue the contract, but may defer payments of the death benefit, subject to federal tax law. Also, we revised the disclosure in the third paragraph to clarify that payment of the death benefit or arrangements to defer payment satisfies our contractual obligation. Since the contract may not be continued, the death benefit may also not be continued.

14.	Annuity Options (pp. 98-103)

	a.	Please put the last paragraph beginning at the bottom of page 98 into plain
English.

Response: We revised the paragraph to clarify that the annuity options are also available before the annuity start date for payment of the contract’s cash surrender value or death benefit proceeds. With death benefit proceeds, the beneficiary may choose an annuity option so long as the contract owner did not specify the method of payment for the beneficiary. Payments would be based on the life expectancy of the beneficiary and must comply with federal tax law.

	b.	Please explain to staff why the Registrant is requiring return of the contract before any annuity benefits are paid as stated at the middle of page 99.

Response: We reserve the right to require return of the contract because, as disclosed, we will issue a separate written agreement to put the chosen annuity option into effect.

Ellen J. Sazzman, Esq. April 22, 2008 Page 17 of 19

c.	Please clarify how the Betterment of Rates section (at the middle of page 100)
relates to the description of how annuity payments are calculated as described in the last paragraph on page 99.

Response: We revised the disclosure to clarify that under the contract’s betterment of rates provision, the contract owner would receive larger payments when the applicable payment factor for the single premium immediate annuity is greater than the applicable payment factor provided for under the contract.

d.	Please disclose the relationship of ING LifePay Plus and the annuity options discussed in this section.

Response: We revised the disclosure to clarify that on the annuity start date, the ING LifePay Plus rider and ING Joint LifePay Plus rider provide for the contract owner’s choice of payments the greater of annuity payments under the contract and equal annual payments of the Maximum Annual Withdrawal, so long as the rider is in Lifetime Guaranteed Withdrawal Status. Payments would be for the life of the annuitant only, or the life of the Active Spouse(s) under the
ING Joint LifePay Plus rider, and in lieu of the contract’s annuity options.

e.	Please explain to staff whether the limitations on Annuity Options 2 and 3 for contracts with the Premium Credit rider (in the first and second paragraphs on page 102) have been previously disclosed and have been the subject of any necessary exemptive relief.

Response: The limitations on annuity options 2 and 3 have been previously disclosed. This contract and premium credit rider is a clone of the contract and premium credit rider currently available for sale in other states by our sister insurance company, ING USA Annuity and Life Insurance Company
(Registration No. 333-133944). The disclosure is consistent with the form premium credit rider as approved for use in New York, its only state of sale.
We do not believe this requirement for annuitization requires exemptive relief.

f.	Please clarify the disclosure for Annuity Option 3 at the top of page 102. For example, please describe “refund period.” Please also clarify how income is calculated both during and after the guarantee period.

Response: We revised the disclosure to remove references to a refund period in as much as a refund period is not available with this annuity option.

g.	Please disclose in the paragraph describing Annuity Option 5 on page 102 that variable payments are not currently available. Please also put the last sentence of this paragraph into plain English.

Ellen J. Sazzman, Esq. April 22, 2008 Page 18 of 19

Response: We revised the disclosure about this annuity option, now annuity option 6, to clarify that only fixed annuity payments are currently available.
We also revised the last sentence to clarify that any variable payments would comply with the applicable requirements of the Investment Company Act of
1940, as amended.

h.	Please disclose if the various annuity options involve any differential in charges.

Response: We revised the disclosure to clarify that there is no additional charge for the annuity options.

15.	Free Look (p. 106)

Please revise the disclosure to state that if the Registrant moves funds to a money market during the free look period and the free look is exercised, contractowners must receive the greater of their purchase payments (premiums) or the contract value without surrender charges. See, e.g., State Farm Life Insurance Company,
No-Action Letter, 1997 SEC No-Act. LEXIS 959 (October 24, 1997).

Response: We revised the disclosure to clarify that in the event we were to require premiums allocated to a money market account during the free look period, the contract owner would be entitled to refund of the greater of contract value (without surrender charge) and the original amount of the premiums.

16.	The Investment Portfolios (Appendix A4)

Please consider making the descriptions of the investment objectives for the ING
American Funds Growth Portfolio and the ING American Funds International
Portfolio more specific.

Response: ING Funds is responsible for and maintains this listing. We have relayed this comment to them.

17.	Financial Statements, Exhibits, and Other Information

Any financial statements, exhibits, and other required disclosure not included in these registration statements must be filed in a pre-effective amendment to the registration statements. Please also explain to staff how the financial statements to be included in part B comply with Form N-4, Item 23.

Response: All required financial information in compliance with Form N-4, Item
23 is included in the pre-effective amendment.

Ellen J. Sazzman, Esq. April 22, 2008 Page 19 of 19

18.	Tandy Representations

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant’s disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

· should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

· the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

· the registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response: We acknowledge that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the
Commission from taking any action with respect to the filing; the action of the
Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and we may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me with your questions or comments. My direct telephone number is (610) 425-3404. Respectfully,

/s/ John S. Kreighbaum John S. (Scott) Kreighbaum Counsel